UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2454
                                                      --------

                       OPPENHEIMER MONEY MARKET FUND, INC.
                       -----------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

                    Date of reporting period: APRIL 30, 2007
                                              --------------


ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--22.5%
-----------------------------------------------------------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--5.1%
Citibank NA:
5.30%, 7/25/07                                                                                      $  40,000,000   $   40,000,000
5.30%, 8/2/07                                                                                          15,000,000       15,000,000
5.31%, 5/11/07                                                                                         10,000,000       10,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Bank FA:
5.31%, 5/17/07                                                                                         20,000,000       20,000,000
5.35%, 6/26/07                                                                                         10,000,000       10,000,333
                                                                                                                    ---------------
                                                                                                                        95,000,333

-----------------------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--17.4%
Bank of Montreal Chicago:
5.28%, 5/24/07                                                                                         15,000,000       14,999,953
5.30%, 6/6/07                                                                                          16,000,000       16,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, New York:
5.30%, 7/23/07                                                                                         25,000,000       25,000,000
5.31%, 5/29/07                                                                                         30,000,000       30,000,000
-----------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, New York:
5.265%, 7/2/07 1                                                                                       20,000,000       19,999,133
5.29%, 6/20/07 1                                                                                       30,000,000       29,999,180
-----------------------------------------------------------------------------------------------------------------------------------
Calyon, New York, 5.26%, 7/2/07 1                                                                      35,000,000       34,997,546
-----------------------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce NY, 5.28%, 5/11/07                                                  10,000,000       10,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank, New York, 5.29%, 5/7/07                                                                 15,000,000       15,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Fortis Bank SA/NV, New York:
5.28%, 6/14/07                                                                                         15,000,000       15,000,000
5.31%, 5/7/07                                                                                          15,000,000       15,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Societe Generale, New York, 5.30%, 7/30/07                                                             10,000,000       10,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Toronto Dominion Bank, New York:
5.30%, 6/25/07                                                                                         32,000,000       32,000,000
5.30%, 6/29/07                                                                                         24,000,000       24,000,000
-----------------------------------------------------------------------------------------------------------------------------------
UBS AG Stamford CT, 5.305%, 7/10/07                                                                    35,000,000       35,000,000
                                                                                                                    ---------------
                                                                                                                       326,995,812
                                                                                                                    ---------------
Total Certificates of Deposit (Cost $421,996,145)                                                                      421,996,145

-----------------------------------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--26.1%
-----------------------------------------------------------------------------------------------------------------------------------
Barclays US Funding LLC, 5.23%, 7/13/07                                                                10,000,000        9,893,947
-----------------------------------------------------------------------------------------------------------------------------------
Calyon North America, Inc., 5.23%, 6/11/07                                                             15,000,000       14,910,654
-----------------------------------------------------------------------------------------------------------------------------------
Danske Corp., 5.255%, 5/10/07 2                                                                        13,500,000       13,482,264
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank Financial LLC:
5.23%, 7/20/07                                                                                          8,000,000        7,907,022
5.26%, 5/9/07                                                                                          15,000,000       14,982,467
5.26%, 5/25/07                                                                                         13,000,000       12,954,413
-----------------------------------------------------------------------------------------------------------------------------------
Dexia Delaware LLC, 5.24%, 5/2/07                                                                      10,000,000        9,998,544
-----------------------------------------------------------------------------------------------------------------------------------
DnB NOR Bank ASA, 5.23%, 7/11/07                                                                       30,000,000       29,690,558
-----------------------------------------------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland:
5.235%, 7/10/07 2                                                                                      14,000,000       13,857,492
5.24%, 5/14/07 2                                                                                       10,000,000        9,981,078
5.245%, 5/1/07 2                                                                                       20,000,000       20,000,000
-----------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services:
5.24%, 5/11/07                                                                                          9,000,000        8,986,913


                     1 | OPPENHEIMER MONEY MARKET FUND, INC.

OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
5.24%, 5/15/07                                                                                      $  20,000,000   $   19,959,244
-----------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services plc, Sydney:
5.235%, 7/16/07                                                                                        35,000,000       34,612,822
5.24%, 7/20/07                                                                                          2,400,000        2,372,053
-----------------------------------------------------------------------------------------------------------------------------------
HSBC USA, Inc. NA, 5.23%, 7/6/07                                                                       10,000,000        9,904,117
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Building Society:
5.23%, 6/13/07 2                                                                                       41,600,000       41,340,127
5.235%, 7/18/07 2                                                                                       7,500,000        7,414,931
-----------------------------------------------------------------------------------------------------------------------------------
Nordea North America, Inc.:
5.23%, 7/13/07                                                                                         28,600,000       28,296,689
5.26%, 6/7/07                                                                                           8,400,000        8,354,675
-----------------------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB, 5.235%, 5/14/07 2                                                    14,000,000       13,973,534
-----------------------------------------------------------------------------------------------------------------------------------
Societe Generale North America, 5.24%, 6/28/07                                                         10,000,000        9,915,578
-----------------------------------------------------------------------------------------------------------------------------------
St. George Bank Ltd.:
5.235%, 7/3/07 2                                                                                       35,000,000       34,679,356
5.245%, 6/4/07 2                                                                                        7,000,000        6,965,325
-----------------------------------------------------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc., 5.23%, 6/7/07 2                                                           15,500,000       15,416,604
-----------------------------------------------------------------------------------------------------------------------------------
Swedbank AB:
5.235%, 5/14/07                                                                                        25,000,000       24,952,740
5.235%, 6/1/07                                                                                         14,500,000       14,434,635
-----------------------------------------------------------------------------------------------------------------------------------
Swedbank Mortgage AB, 5.24%, 5/2/07                                                                    13,200,000       13,198,079
-----------------------------------------------------------------------------------------------------------------------------------
UBS Finance (Delaware) LLC:
5.24%, 5/2/07                                                                                          20,000,000       19,997,089
5.24%, 5/4/07                                                                                          10,000,000        9,995,633
-----------------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp., 5.23%, 7/2/07 2                                                                  7,400,000        7,333,347
                                                                                                                    ---------------
Total Direct Bank Obligations (Cost $489,761,930)                                                                      489,761,930

-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--52.1%
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--15.1%
Amsterdam Funding Corp., 5.28%, 5/8/07 2                                                               19,000,000       18,980,493
-----------------------------------------------------------------------------------------------------------------------------------
Barton Capital Corp., 5.265%, 5/21/07 2                                                                 5,820,000        5,802,977
-----------------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2006-SN1A, 5.32%, 9/20/07 1                                          403,879          403,879
-----------------------------------------------------------------------------------------------------------------------------------
Chesham Finance LLC:
5.255%, 7/9/07                                                                                         10,000,000        9,899,279
5.29%, 5/16/07                                                                                         41,000,000       40,909,629
-----------------------------------------------------------------------------------------------------------------------------------
Concord Minutemen Capital Co. LLC:
5.25%, 7/13/07 2                                                                                       16,780,000       16,601,363
5.27%, 5/22/07 2                                                                                       10,500,000       10,467,721
-----------------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust I, 5.25%, 6/20/07                                                                     15,000,000       14,890,625
-----------------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust II:
5.25%, 7/19/07                                                                                         11,000,000       10,873,271
5.25%, 7/26/07                                                                                         20,000,000       19,749,167
-----------------------------------------------------------------------------------------------------------------------------------
Gemini Securitization Corp.:
5.24%, 6/29/07 2                                                                                        5,000,000        4,957,061
5.27%, 5/3/07 2                                                                                        13,000,000       12,996,187
5.27%, 5/8/07 2                                                                                        20,521,000       20,499,972
-----------------------------------------------------------------------------------------------------------------------------------
Gotham Funding Corp., 5.28%, 5/21/07 2                                                                 15,000,000       14,956,000
-----------------------------------------------------------------------------------------------------------------------------------
GOVCO, Inc.:
5.24%, 7/12/07 2                                                                                       10,000,000        9,895,200


                     2 | OPPENHEIMER MONEY MARKET FUND, INC.

OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
5.24%, 7/17/07 2                                                                                    $  24,000,000   $   23,731,013
-----------------------------------------------------------------------------------------------------------------------------------
Victory Receivables Corp.:
5.29%, 5/3/07 2                                                                                        13,000,000       12,996,179
5.29%, 5/9/07 2                                                                                        35,000,000       34,958,856
                                                                                                                    ---------------
                                                                                                                       283,568,872

-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.2%
Dick Masheter Ford, Inc., 5.38%, 6/1/07 1                                                               3,460,000        3,460,000
-----------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.4%
Beverage South LLC, Series 2004, 5.33%, 5/1/07 1                                                        6,725,000        6,725,000
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--5.7%
Banc of America Securities LLC, 5.30%, 5/4/07 1                                                        50,000,000       50,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc., 5.23%, 6/22/07                                                                18,000,000       17,864,020
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 5.438%, 5/1/07 1                                                                 4,000,000        4,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., Series C, 5.47%, 8/27/07 1                                                  10,000,000       10,004,554
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 5.23%, 8/3/07                                                                          26,000,000       25,644,941
                                                                                                                    ---------------
                                                                                                                       107,513,515

-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.6%
BASF AG, 5.248%, 5/23/07 2                                                                             50,000,000       49,839,660
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.2%
Bank of America Corp.:
5.225%, 6/27/07                                                                                         5,000,000        4,958,635
5.225%, 7/30/07                                                                                        11,000,000       10,856,313
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.26%, 5/21/07                                                                19,000,000       18,944,478
-----------------------------------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp., 5.26%, 5/3/07                                                                 25,000,000       24,992,694
                                                                                                                    ---------------
                                                                                                                        59,752,120

-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
Mississippi Business Finance Corp. Revenue Bonds, Shuqualak Lumber
Project, Series 2003, 5.33%, 6/1/07 1                                                                   1,200,000        1,200,000
-----------------------------------------------------------------------------------------------------------------------------------
Warrior Roofing Manufacturing of Georgia LLC, Series 2004,
5.38%, 6/1/07 1                                                                                         3,400,000        3,400,000
                                                                                                                    ---------------
                                                                                                                         4,600,000

-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.1%
General Electric Capital Corp., 5.225%, 7/30/07                                                        10,000,000        9,869,375
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Services, 5.23%, 5/11/07                                                      22,500,000       22,467,313
-----------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Holdings, Inc., 5.463%, 11/15/07 1                                                   20,000,000       20,000,000
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp.:
5.23%, 6/15/07                                                                                         16,000,000       15,895,400
5.23%, 7/11/07                                                                                         15,000,000       14,845,279
5.24%, 5/4/07                                                                                          12,000,000       11,994,760
                                                                                                                    ---------------
                                                                                                                        95,072,127

-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.1%
AL Incentives Finance Authority Special Obligation Bonds, Series 1999-C,
5.33%, 5/3/07 1                                                                                         2,815,000        2,815,000


                     3 | OPPENHEIMER MONEY MARKET FUND, INC.

OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Mississippi Business Finance Corp. Revenue Bonds, Signal
International LLC Project:
Series 2004A, 5.33%, 6/1/07 1                                                                       $   1,000,000   $    1,000,000
Series 2004C, 5.33%, 6/1/07 1                                                                           1,100,000        1,100,000
                                                                                                                    ---------------
                                                                                                                         2,100,000

-----------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.2%
Beaver Cnty., UT Environmental Facility Revenue Bonds, BEST Bio
Fuels LLC Project, Series 2003B, 4.27%, 6/1/07 1                                                        3,465,000        3,465,000
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--3.3%
ING America Insurance Holdings, Inc., 5.24%, 5/18/07                                                    6,000,000        5,985,153
-----------------------------------------------------------------------------------------------------------------------------------
Jackson National Life Global Funding, Series 2004-6, 5.39%,
5/15/07 1,3                                                                                            17,500,000       17,500,000
-----------------------------------------------------------------------------------------------------------------------------------
MetLife Funding, Inc., 5.24%, 5/10/07                                                                  20,000,000       19,973,800
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series 2003-5, 5.41%,
5/15/07 1,3                                                                                            18,000,000       18,000,000
                                                                                                                    ---------------
                                                                                                                        61,458,953

-----------------------------------------------------------------------------------------------------------------------------------
LEASING & FACTORING--2.3%
American Honda Finance Corp.:
5.316%, 12/6/07 1,4                                                                                    25,000,000       25,000,000
5.316%, 9/26/07 1,4                                                                                     7,500,000        7,500,000
5.33%, 8/8/07 1,4                                                                                      10,000,000       10,000,000
                                                                                                                    ---------------
                                                                                                                        42,500,000

-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.3%
Anomatic Corp., 5.38%, 6/1/07 1                                                                         4,930,000        4,930,000
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.3%
AL Industrial Development Authority Revenue Bonds, Simcala, Inc.
Project, Series 1995, 5.33%, 6/1/07 1                                                                   5,350,000        5,350,000
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL--0.4%
Avon Garden Center LLC, 5.37%, 6/1/07 1                                                                 4,000,000        4,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Mangus & Terranova Investments Ltd. Partnership, 5.38%, 6/1/07 1                                        3,930,000        3,930,000
                                                                                                                    ---------------
                                                                                                                         7,930,000

-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.2%
Procter & Gamble Co. International Funding, 5.24%, 6/4/07 2                                            20,000,000       19,901,022
-----------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser plc, 5.24%, 5/3/07 2                                                                  3,700,000        3,698,923
                                                                                                                    ---------------
                                                                                                                        23,599,945

-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.2%
Scion Investments LLC, 5.38%, 6/1/07 1                                                                  3,560,000        3,560,000
-----------------------------------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--11.2%
Cooperative Assn. of Tractor Dealers, Inc., Series B:
5.25%, 8/22/07                                                                                          2,022,000        1,988,679
5.26%, 6/21/07                                                                                         10,400,000       10,322,503
-----------------------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC, 5.25%, 5/1/07                                                                            15,000,000       15,000,000
-----------------------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC, 5.24%, 7/30/07                                                                      20,000,000       19,738,000
-----------------------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC 1, 5.31%, 12/20/07 1,4                                                                5,000,000        4,999,374
-----------------------------------------------------------------------------------------------------------------------------------


                     4 | OPPENHEIMER MONEY MARKET FUND, INC.

OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Parkland (USA) LLC, 5.31%, 12/12/07 1,4                                                             $   4,000,000   $    3,999,507
-----------------------------------------------------------------------------------------------------------------------------------
Premier Asset Collateralized Entity LLC:
5.30%, 9/17/07 1,4                                                                                     15,000,000       15,000,000
5.25%, 6/25/07                                                                                          7,000,000        6,943,854
-----------------------------------------------------------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM, 5.37%, 5/22/07 1                                                       15,000,000       15,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc.:
5.24%, 6/27/07                                                                                         50,000,000       49,585,167
5.24%, 7/25/07                                                                                          4,000,000        3,950,511
-----------------------------------------------------------------------------------------------------------------------------------
Union Hamilton Special Purpose Funding LLC, 5.35%, 9/28/07 1                                           13,000,000       13,000,000
-----------------------------------------------------------------------------------------------------------------------------------
ZAIS Levered Loan Fund Ltd., Series 2006-1A, 5.39%, 1/2/08 1,3                                         50,000,000       50,000,000
                                                                                                                    ---------------
                                                                                                                       209,527,595
                                                                                                                    ---------------
Total Short-Term Notes (Cost $977,767,787)                                                                             977,767,787

-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,889,525,862)                                                           100.7%   1,889,525,862
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                        (0.7)     (12,344,057)
                                                                                                    -------------------------------
NET ASSETS                                                                                                  100.0%  $1,877,181,805
                                                                                                    ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $444,726,685, or 23.69% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

3. Illiquid security. The aggregate value of illiquid securities as of April 30, 2007 was $85,500,000, which represents 4.55% of the Fund's net assets. See accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $66,498,881 or 3.54% of the Fund's net assets as of April 30, 2007.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Directors.

ILLIQUID SECURITIES

As of April 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                     5 | OPPENHEIMER MONEY MARKET FUND, INC.



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Money Market Fund, Inc.

By: /s/ John V. Murphy
    -------------------------------
    John V. Murphy
    Principal Executive Officer
Date: June 12, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    -------------------------------
    John V. Murphy
    Principal Executive Officer
Date: June 12, 2007

By: /S/ Brian W. Wixted
    -------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: June 12, 2007